Average Annual Total Returns		12 Months Ended	24 Months Ended
	Aug. 31, 2024	Dec. 31, 2023	Dec. 31, 2023
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		26.29%	3.25%
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December
Prospectus [Line Items]
Average Annual Return, Percent		14.89%	5.90%
Performance Inception Date	Dec. 17, 2021
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.89%	5.90%
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.81%	4.52%